FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - SCHEDULE OF FINANCIAL ASSETS (Details) - USD ($)	Dec. 31, 2024	Mar. 26, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [abstract]
Cash and cash equivalents	$ 28,827,347	$ 1,121,150	$ 35,242,363	$ 14,988,112	$ 17,360,353
Receivables from the sale of investment properties	3,653,133		9,030,614
Lease and other receivables	5,261,242		10,506,310
Due from affiliates	0		9,463,164
Restricted cash equivalents	5,835,117		2,681,110
Financial assets	$ 43,576,839		$ 66,923,561